Expense Example - Nuveen NWQ Large-Cap Value Fund	USD ($)
Class A
Expense Example:
1 Year	$ 671
3 Years	926
5 Years	1,233
10 Years	2,100
Class C
Expense Example:
1 Year	178
3 Years	604
5 Years	1,089
10 Years	2,426
Class R3
Expense Example:
1 Year	127
3 Years	451
5 Years	830
10 Years	1,894
Class I
Expense Example:
1 Year	77
3 Years	295
5 Years	564
10 Years	$ 1,334